Transactions with Related Parties - TMS Bulkers Ltd - TMS Tankers Ltd - TMS Dry (Details)	12 Months Ended			16 Months Ended		24 Months Ended				40 Months Ended		7 Months Ended	28 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 TMS Bulkers USD ($)	Dec. 31, 2011 TMS Bulkers EUR (€)	Dec. 31, 2013 TMS Bulkers USD ($)	Dec. 31, 2013 TMS Bulkers EUR (€)	Dec. 31, 2013 TMS Tankers USD ($)	Dec. 31, 2013 TMS Tankers EUR (€)	Dec. 31, 2013 TMS Tankers USD ($)	Dec. 31, 2013 TMS Tankers EUR (€)	Jul. 25, 2011 TMS Dry USD ($)	Dec. 31, 2013 TMS Dry USD ($)	Dec. 31, 2013 TMS Dry EUR (€)
Management fixed fee per vessel per day				$ 2,069	€ 1,500	$ 2,131	€ 1,545	$ 2,415	€ 1,751	$ 2,344	€ 1,700		$ 2,069	€ 1,500
Annual management fee adjustment maximum						5.00%	5.00%	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%
Annual management fee adjustment minimum						3.00%	3.00%	3.00%	3.00%	3.00%	3.00%		3.00%	3.00%
Annual management fee adjustment applied						3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Construction supervisory fee						10.00%	10.00%	10.00%	10.00%				10.00%	10.00%
Commissions on charter hire agreements								1.25%	1.25%				1.25%	1.25%
Commission on purchase or sale price of vessels and rigs								1.00%	1.00%				1.00%	1.00%
Fees on contract termination	0	0	6,202,000									6,600,000
Extra Superintendents Fee						690	500						690	500
Payments for Commissions												$ 2,400,000
Management fee extra period	3 months
Termination payment minimum period of fees	36 months
Termination payment maximum period of fees	48 months